DERIVATIVE FINANCIAL INSTRUMENTS - Disclosure of Notional Amounts and Fair Values of Derivatives (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about hedges
Notional amount	£ 286,914	£ 272,315
Assets	910	1,264
Liabilities	1,154	717
Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	43,025	45,016
Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	243,889	227,299
Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	13,245	14,570
Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	29,013	29,745
Inflation rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	141	0
Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	626	701
Derivative assets
Disclosure of detailed information about hedges
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	1,116	489
Derivative liabilities
Disclosure of detailed information about hedges
Collateral cash	24	32
Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	172,423	148,097
Designated as fair value hedges: | Exchange rate contracts | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	3,027	1,712
Designated as fair value hedges: | Interest rate contracts | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	169,396	146,385
Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	71,466	79,202
Designated as cash flow hedges: | Exchange rate contracts | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	21,320	21,535
Designated as cash flow hedges: | Interest rate contracts | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	48,237	55,811
Designated as cash flow hedges: | Inflation rate contracts | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	1,850	1,794
Designated as cash flow hedges: | Equity derivative contracts | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	59	62
Fair value
Disclosure of detailed information about hedges
Assets	910	1,264
Liabilities	1,154	717
Fair value | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	409	683
Liabilities	668	680
Fair value | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,791	2,224
Liabilities	1,776	1,680
Fair value | Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	110	250
Liabilities	242	158
Fair value | Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	168	300
Liabilities	372	499
Fair value | Inflation rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	16	0
Liabilities	32	0
Fair value | Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	115	133
Liabilities	22	23
Fair value | Derivative netting
Disclosure of detailed information about hedges
Assets	(1,290)	(1,643)
Liabilities	(1,290)	(1,643)
Fair value | Designated as fair value hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	784	1,098
Liabilities	611	485
Fair value | Designated as fair value hedges: | Exchange rate contracts | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	54	42
Liabilities	11	8
Fair value | Designated as fair value hedges: | Interest rate contracts | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	730	1,056
Liabilities	600	477
Fair value | Designated as cash flow hedges: | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,007	1,126
Liabilities	1,165	1,195
Fair value | Designated as cash flow hedges: | Exchange rate contracts | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	414	698
Liabilities	685	266
Fair value | Designated as cash flow hedges: | Interest rate contracts | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	421	334
Liabilities	480	929
Fair value | Designated as cash flow hedges: | Inflation rate contracts | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	100	70
Liabilities	0	0
Fair value | Designated as cash flow hedges: | Equity derivative contracts | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	72	24
Liabilities	£ 0	£ 0